Income tax expense and other taxes (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of assets and liabilities for taxes
Assets and liabilities for taxes as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Current income tax – assets	$99,973	$152,601
Other current taxes
Current VAT – assets	90,955	72,857
Other taxes current	7,791	6,456

Total other current taxes	98,746	79,313

Total current tax – assets	$198,719	$231,914
Non-current income tax – assets	1	19

Total tax – assets	$198,720	$231,933

Current income tax – liabilities	$(26,421)	$(26,702)

Schedule of components of income tax expense
The major components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are:
Consolidated statement of comprehensive income.

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Current income tax:
Current income tax charge	$25,171	$24,208	$32,934
Changes in estimates related to prior years	1,304	2,943	2,225
Deferred tax expense:
Relating to origination and reversal of temporary differences	(2,492)	(6,938)	(15,050)

Income tax expense reported in the income statement	$23,983	$20,213	$20,109

Schedule of components of income tax expense
Consolidated statement of other comprehensive income

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Coverage reservations	$—	—	$3,558
Reserves relating to actuarial gains and losses	441	(39)	(15,018)

Income tax expense charged directly to other comprehensive income	$441	$(39)	$(11,460)

Disclosure of detailed information for applicable tax rate for entities explanatory	Income tax rate for taxable year 2020 and following:

Year	General Rate (1)	Rate Applicable to Financial Entities (2)
2020	32%	36%
2021	31%	34%
2022 and next	30%	33%

Schedule of reconciliation between tax expense and the product

A reconciliation between tax expense and the product of accounting profit multiplied by domestic tax rate for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Year ended December 31, 2019		Year ended December 31, 2018		Year ended December 31, 2017
Net (loss) profit for the year		$(893,995)		$1,143		$82,032
Total income tax expense		23,983		20,213		20,109

(Loss) profit before income tax		$(870,012)		$21,356		$102,141

Income tax at Colombian statutory rate	33%	(287,104)	37%	7,902	40%	40,856
Productive fixed assets special deduction	0%	—	(267%)	(57,229)	(45%)	(45,868)
Permanent differences (1)	(16%)	136,798	(391%)	(83,458)	139%	141,508
Non–deductible taxes	0%	(167)	16%	3,413	3%	3,124
Effect of tax exemptions and tax rates in foreign jurisdictions	(1%)	8,974	125%	26,699	(118%)	(120,797)
Non recognized deferred tax assets	(9%)	82,362	(545%)	(116,362)	(142%)	(144,965)
Losses of tax reversion	0%	—	0%	—	185%	188,640
Exchange rate differences	(10%)	82,596	(1066)%	227,692	(49%)	(49,595)
Prior year adjustments	0%	(36)	(6%)	(1,245)	0%	—
Other	0%	—	0%	—	9%	9,498
Changes in tax rates	0%	560	60%	12,801	(2%)	(2,292)

	(3%)	$23,983	95%	$20,213	20%	$20,109

(1)
This item includes various permanent differences that are
non-deductible
expenses for the purposes of corporate income tax in Colombia. Consequently, they are necessary for reconciliation between nominal and effective tax rates. These other permanent differences include items such as the consolidation of special purpose entities and losses of property, plant and equipment.

Schedule of unused tax losses for which no deferred tax asset recognised	Tax losses originated in the year:

2015	$4,347
2016	19,756
2017	104,874
2018	167,241
2019	200,824

Total:	$497,042

Schedule of excess of presumptive income for which no deferred tax asset recognised	Excess of presumptive income originated in the year:

Year 2016	$8,424
Year 2017	1,260
Year 2018	356

Total:	$10,040

Summary of analysis of the company's deferred tax assets and liabilities
Consolidated statement of financial position

	December 31, 2019	December 31, 2018	Variation
Assets (liabilities)
Accounts payable	$44,939	$88,920	$(43,981)
Deposits and other assets	—	(11,481)	11,481
Aircraft maintenance	(8,727)	(3,573)	(5,154)
Pension liabilities	10,599	3,089	7,510
Provisions	24,330	19,037	5,293
Loss carry forwards	5,333	603	4,730
Non-monetary items	(36,626)	(49,343)	12,717
Intangible assets	(7,061)	(8,220)	1,159
Other	(24,092)	(32,896)	8,804

Net deferred tax assets / (liabilities)	$8,695	$6,136	$2,559

Summary of analysis of deferred tax assets and liabilities
Reflected in the statement of financial position as follows:

	December 31, 2019	December 31, 2018	Variation
Deferred tax assets	$27,166	$24,573	$(2,593)
Deferred tax liabilities	(18,471)	(18,437)	34

Deferred tax assets (liabilities) net	$8,695	$6,136	$(2,559)

Summary of analysis of the company's deferred tax assets

Reconciliation of deferred tax assets net

	December 31, 2019	December 31, 2018
Opening balance as of January 1,	$6,136	$155
Tax income during the period recognized in profit or loss	2,492	6,938
Tax income during the period recognized in other comprehensive income	441	(39)
Exchange differences	(374)	(918)

Closing balance as of December 31	$8,695	$6,136